Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefits (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Unrecognized tax benefits, beginning of year	$ 1,923	$ 19,618
Additions:
Prior year’s tax positions	57	56
Reductions:
Prior year’s tax positions		(17,751)
Unrecognized tax benefits, end of year	$ 1,980	$ 1,923